Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Central Fund
September 30, 2025
EMC-NPRT3-1125
1.926211.114
Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA Series A6, 1.9554% (b) (Cost $3,233,691)	543,200	3,643,616

Foreign Government and Government Agency Obligations - 43.4%
		Principal Amount (a)	Value ($)
ALBANIA - 0.1%
Republic of Albania 4.75% 2/14/2035 (c)	EUR	2,415,000	2,855,054
ANGOLA - 0.8%
Angola Republic 8.25% 5/9/2028 (d)		5,980,000	5,991,661
Angola Republic 8.75% 4/14/2032 (d)		4,065,000	3,879,555
Angola Republic 9.375% 5/8/2048 (d)		2,975,000	2,542,881
Angola Republic 9.5% 11/12/2025 (d)		7,565,000	7,565,000
TOTAL ANGOLA			19,979,097
ARGENTINA - 2.8%
Argentine Republic 0.75% 7/9/2030 (e)		43,849,846	29,620,571
Argentine Republic 1% 7/9/2029		6,420,451	4,648,406
Argentine Republic 3.5% 7/9/2041 (e)		11,065,000	5,355,460
Argentine Republic 4.125% 7/9/2035 (e)		34,047,842	17,841,069
Argentine Republic 5% 1/9/2038 (e)		16,906,530	9,493,017
TOTAL ARGENTINA			66,958,523
ARMENIA - 0.3%
Republic of Armenia 3.6% 2/2/2031 (d)		2,505,000	2,253,247
Republic of Armenia 6.75% 3/12/2035 (d)		4,460,000	4,551,988
TOTAL ARMENIA			6,805,235
BAHAMAS (NASSAU) - 0.2%
Commonwealth of the Bahamas 8.25% 6/24/2036 (d)		4,345,000	4,683,910
BAHRAIN - 0.1%
Bahrain Kingdom 5.625% 5/18/2034 (d)		1,330,000	1,289,435
Bahrain Kingdom 7.5% 2/12/2036 (d)		1,925,000	2,105,469
TOTAL BAHRAIN			3,394,904
BENIN - 0.3%
Republic of Benin 7.96% 2/13/2038 (d)		4,150,000	4,238,852
Republic of Benin 8.375% 1/23/2041 (d)		1,715,000	1,792,175
TOTAL BENIN			6,031,027
BERMUDA - 0.6%
Bermuda Government International Bond 2.375% 8/20/2030 (d)		520,000	471,769
Bermuda Government International Bond 3.375% 8/20/2050 (d)		1,825,000	1,282,063
Bermuda Government International Bond 3.717% 1/25/2027 (d)		7,240,000	7,171,220
Bermuda Government International Bond 4.75% 2/15/2029 (d)		3,960,000	3,993,145
Bermuda Government International Bond 5% 7/15/2032 (d)		1,590,000	1,630,752
TOTAL BERMUDA			14,548,949
BRAZIL - 1.3%
Federative Republic of Brazil 3.875% 6/12/2030		6,525,000	6,250,950
Federative Republic of Brazil 5.625% 2/21/2047		920,000	787,750
Federative Republic of Brazil 6% 10/20/2033		3,180,000	3,251,550
Federative Republic of Brazil 7.125% 1/20/2037		6,165,000	6,779,959
Federative Republic of Brazil 8.25% 1/20/2034		11,540,000	13,490,260
TOTAL BRAZIL			30,560,469
CHILE - 1.2%
Chilean Republic 2.45% 1/31/2031		12,490,000	11,315,940
Chilean Republic 2.75% 1/31/2027		2,635,000	2,587,570
Chilean Republic 3.1% 1/22/2061		6,730,000	4,173,811
Chilean Republic 3.5% 1/31/2034		2,180,000	1,999,060
Chilean Republic 4% 1/31/2052		1,910,000	1,505,557
Chilean Republic 4.34% 3/7/2042		2,615,000	2,314,275
Chilean Republic 5.33% 1/5/2054		4,770,000	4,632,863
TOTAL CHILE			28,529,076
COLOMBIA - 2.0%
Colombian Republic 3% 1/30/2030		8,400,000	7,598,640
Colombian Republic 3.125% 4/15/2031		5,855,000	5,093,850
Colombian Republic 3.25% 4/22/2032		2,805,000	2,375,835
Colombian Republic 4.125% 5/15/2051		2,355,000	1,531,339
Colombian Republic 5% 6/15/2045		9,490,000	7,129,363
Colombian Republic 5.2% 5/15/2049		6,915,000	5,198,351
Colombian Republic 6.125% 1/18/2041		440,000	394,129
Colombian Republic 7.375% 4/25/2030		2,385,000	2,549,565
Colombian Republic 7.375% 9/18/2037		1,475,000	1,520,297
Colombian Republic 7.5% 2/2/2034		2,055,000	2,168,025
Colombian Republic 8% 11/14/2035		2,860,000	3,072,355
Colombian Republic 8% 4/20/2033		1,530,000	1,667,700
Colombian Republic 8.5% 4/25/2035		2,675,000	2,957,213
Colombian Republic 8.75% 11/14/2053		2,695,000	2,959,784
TOTAL COLOMBIA			46,216,446
COSTA RICA - 0.3%
Republic of Costa Rica 5.625% 4/30/2043 (d)		1,855,000	1,729,927
Republic of Costa Rica 6.125% 2/19/2031 (d)		1,370,000	1,427,540
Republic of Costa Rica 6.55% 4/3/2034 (d)		1,320,000	1,420,320
Republic of Costa Rica 7.3% 11/13/2054 (d)		3,030,000	3,317,850
TOTAL COSTA RICA			7,895,637
COTE D'IVOIRE - 0.6%
Republic of Cote d'Ivoire 6.125% 6/15/2033 (d)		5,840,000	5,593,260
Republic of Cote d'Ivoire 6.375% 3/3/2028 (d)		2,484,000	2,519,769
Republic of Cote d'Ivoire 8.075% 4/1/2036 (d)		2,855,000	2,952,070
Republic of Cote d'Ivoire 8.25% 1/30/2037 (d)		2,790,000	2,903,916
TOTAL COTE D'IVOIRE			13,969,015
DOMINICAN REPUBLIC - 1.8%
Dominican Republic 4.5% 1/30/2030 (d)		2,115,000	2,070,584
Dominican Republic 4.875% 9/23/2032 (d)		12,965,000	12,420,470
Dominican Republic 5.95% 1/25/2027 (d)		6,155,000	6,263,513
Dominican Republic 6% 7/19/2028 (d)		3,955,000	4,089,470
Dominican Republic 6.5% 2/15/2048 (d)		2,135,000	2,131,263
Dominican Republic 6.6% 6/1/2036 (d)		2,112,000	2,213,376
Dominican Republic 6.85% 1/27/2045 (d)		3,300,000	3,422,925
Dominican Republic 7.05% 2/3/2031 (d)		2,795,000	3,014,408
Dominican Republic 7.15% 2/24/2055 (d)		3,595,000	3,837,663
Dominican Republic 7.45% 4/30/2044 (d)		3,510,000	3,862,755
TOTAL DOMINICAN REPUBLIC			43,326,427
ECUADOR - 0.7%
Republic of Ecuador 6.9% 7/31/2030 (d)(e)		11,113,515	9,852,580
Republic of Ecuador 6.9% 7/31/2035 (d)(e)		8,575,000	6,390,526
TOTAL ECUADOR			16,243,106
EGYPT - 1.5%
Arab Republic of Egypt 6.375% 4/11/2031 (d)	EUR	2,425,000	2,722,996
Arab Republic of Egypt 7.5% 1/31/2027 (d)		7,330,000	7,421,625
Arab Republic of Egypt 7.5% 2/16/2061 (d)		5,040,000	3,946,320
Arab Republic of Egypt 7.903% 2/21/2048 (d)		4,675,000	3,874,406
Arab Republic of Egypt 8.5% 1/31/2047 (d)		7,100,000	6,239,125
Arab Republic of Egypt 8.7002% 3/1/2049 (d)		4,745,000	4,217,119
Arab Republic of Egypt Treasury Bills 0% 11/25/2025 (f)	EGP	126,125,000	2,534,085
Arab Republic of Egypt Treasury Bills 0% 2/17/2026 (f)	EGP	134,000,000	2,540,147
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (d)		1,685,000	1,685,000
TOTAL EGYPT			35,180,823
EL SALVADOR - 0.4%
El Salvador Republic 0.25% 4/17/2030 (d)		2,770,000	59,555
El Salvador Republic 7.1246% 1/20/2050 (d)		3,170,000	2,732,540
El Salvador Republic 7.625% 2/1/2041 (d)		935,000	893,514
El Salvador Republic 7.65% 6/15/2035 (d)		1,490,000	1,513,952
El Salvador Republic 9.25% 4/17/2030 (d)		2,770,000	3,016,530
El Salvador Republic 9.65% 11/21/2054 (d)		1,645,000	1,770,020
TOTAL EL SALVADOR			9,986,111
GABON - 0.2%
Gabonese Republic 6.625% 2/6/2031 (d)		3,160,000	2,548,224
Gabonese Republic 7% 11/24/2031 (d)		1,530,000	1,223,526
TOTAL GABON			3,771,750
GEORGIA - 0.2%
Georgia Republic 2.75% 4/22/2026 (d)		3,890,000	3,793,121
GHANA - 0.2%
Ghana Republic 0% 1/3/2030 (d)(f)		239,909	204,522
Ghana Republic 0% 7/3/2026 (d)(f)		159,760	154,168
Ghana Republic 5% 7/3/2029 (d)(e)		2,671,370	2,597,907
Ghana Republic 5% 7/3/2035 (d)(e)		3,154,780	2,642,129
TOTAL GHANA			5,598,726
GUATEMALA - 0.7%
Republic of Guatemala 4.9% 6/1/2030 (d)		2,510,000	2,497,450
Republic of Guatemala 5.375% 4/24/2032 (d)		1,340,000	1,348,040
Republic of Guatemala 6.125% 6/1/2050 (d)		3,455,000	3,347,895
Republic of Guatemala 6.25% 8/15/2036 (d)		4,360,000	4,503,880
Republic of Guatemala 6.6% 6/13/2036 (d)		1,465,000	1,551,435
Republic of Guatemala 6.875% 8/15/2055 (d)		2,670,000	2,797,493
TOTAL GUATEMALA			16,046,193
HUNGARY - 0.8%
Hungary Government 2.125% 9/22/2031 (d)		2,190,000	1,879,889
Hungary Government 3.125% 9/21/2051 (d)		3,170,000	1,999,953
Hungary Government 5.25% 6/16/2029 (d)		2,880,000	2,939,760
Hungary Government 5.5% 6/16/2034 (d)		6,825,000	6,938,466
Hungary Government 6.125% 5/22/2028 (d)		2,280,000	2,377,926
Hungary Government 6.75% 9/25/2052 (d)		1,450,000	1,563,099
Hungary Government 7% 10/24/2035	HUF	767,530,000	2,333,227
TOTAL HUNGARY			20,032,320
INDONESIA - 2.1%
Indonesia Government 3.2% 9/23/2061		3,110,000	1,989,498
Indonesia Government 4.35% 1/11/2048		3,895,000	3,365,280
Indonesia Government 5.125% 1/15/2045 (d)		9,205,000	9,076,130
Indonesia Government 5.25% 1/17/2042 (d)		3,765,000	3,777,236
Indonesia Government 5.95% 1/8/2046 (d)		4,305,000	4,580,520
Indonesia Government 6.625% 2/17/2037 (d)		821,000	931,219
Indonesia Government 6.75% 1/15/2044 (d)		3,510,000	4,059,315
Indonesia Government 7.75% 1/17/2038 (d)		8,515,000	10,507,510
Indonesia Government 8.5% 10/12/2035 (d)		8,850,000	11,293,751
TOTAL INDONESIA			49,580,459
ISRAEL - 0.3%
Israel Government 3.375% 1/15/2050		6,505,000	4,313,114
Israel Government 5.75% 3/12/2054		2,975,000	2,814,181
TOTAL ISRAEL			7,127,295
JAMAICA - 0.1%
Jamaican Government 7.875% 7/28/2045		1,995,000	2,403,974
JORDAN - 0.3%
Jordan Government 7.375% 10/10/2047 (d)		1,240,000	1,188,152
Jordan Government 7.5% 1/13/2029 (d)		1,730,000	1,801,293
Jordan Government 7.75% 1/15/2028 (d)		3,150,000	3,290,774
TOTAL JORDAN			6,280,219
KENYA - 0.3%
Republic of Kenya 6.3% 1/23/2034 (d)		1,785,000	1,568,569
Republic of Kenya 7.25% 2/28/2028 (d)		1,010,000	1,037,393
Republic of Kenya 9.5% 3/5/2036 (d)		780,000	798,369
Republic of Kenya 9.75% 2/16/2031 (d)		3,880,000	4,141,124
TOTAL KENYA			7,545,455
LEBANON - 0.1%
Lebanon Republic 5.8% (c)(g)		7,047,000	1,557,387
Lebanon Republic 6.375% (c)(g)		8,768,000	1,946,496
TOTAL LEBANON			3,503,883
MEXICO - 2.2%
United Mexican States 3.5% 2/12/2034		6,340,000	5,507,875
United Mexican States 3.75% 4/19/2071		8,735,000	5,306,513
United Mexican States 4.875% 5/19/2033		3,425,000	3,318,825
United Mexican States 5.375% 3/22/2033		3,130,000	3,126,870
United Mexican States 5.75% 10/12/2110		6,650,000	5,699,050
United Mexican States 6% 5/7/2036		5,760,000	5,906,880
United Mexican States 6.05% 1/11/2040		7,390,000	7,450,081
United Mexican States 6.338% 5/4/2053		2,810,000	2,733,033
United Mexican States 6.35% 2/9/2035		4,445,000	4,700,588
United Mexican States 6.875% 5/13/2037		2,345,000	2,531,427
United Mexican States 7.375% 5/13/2055		4,995,000	5,496,998
TOTAL MEXICO			51,778,140
MONGOLIA - 0.2%
Mongolia Government 6.625% 2/25/2030 (d)		3,355,000	3,408,261
Mongolia Government 7.875% 6/5/2029 (d)		840,000	891,450
TOTAL MONGOLIA			4,299,711
MONTENEGRO - 0.4%
Republic of Montenegro 4.875% 4/1/2032 (d)	EUR	1,855,000	2,181,260
Republic of Montenegro 7.25% 3/12/2031 (d)		7,095,000	7,537,161
TOTAL MONTENEGRO			9,718,421
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (d)		4,725,000	5,191,594
NIGERIA - 1.2%
Republic of Nigeria 0% 10/7/2025 (f)	NGN	5,358,715,000	3,600,501
Republic of Nigeria 6.125% 9/28/2028 (d)		9,790,000	9,613,946
Republic of Nigeria 6.5% 11/28/2027 (d)		2,250,000	2,258,438
Republic of Nigeria 7.143% 2/23/2030 (d)		3,580,000	3,541,013
Republic of Nigeria 7.625% 11/21/2025 (d)		4,945,000	4,947,621
Republic of Nigeria 7.696% 2/23/2038 (d)		2,730,000	2,528,663
Republic of Nigeria 7.875% 2/16/2032 (d)		1,590,000	1,576,433
TOTAL NIGERIA			28,066,615
OMAN - 1.0%
Oman Sultanate 5.625% 1/17/2028 (d)		6,185,000	6,330,265
Oman Sultanate 6% 8/1/2029 (d)		5,535,000	5,828,355
Oman Sultanate 6.25% 1/25/2031 (d)		3,525,000	3,798,434
Oman Sultanate 6.5% 3/8/2047 (d)		1,235,000	1,334,294
Oman Sultanate 6.75% 1/17/2048 (d)		5,010,000	5,507,491
Oman Sultanate 7% 1/25/2051 (d)		1,060,000	1,196,475
TOTAL OMAN			23,995,314
PAKISTAN - 0.7%
Islamic Republic of Pakistan 6% 4/8/2026 (d)		7,395,000	7,358,025
Islamic Republic of Pakistan 6.875% 12/5/2027 (d)		3,400,000	3,393,200
Islamic Republic of Pakistan 7.375% 4/8/2031 (d)		4,895,000	4,797,100
TOTAL PAKISTAN			15,548,325
PANAMA - 0.8%
Panamanian Republic 3.298% 1/19/2033		1,710,000	1,474,020
Panamanian Republic 3.87% 7/23/2060		6,150,000	3,985,200
Panamanian Republic 4.5% 4/16/2050		8,075,000	6,091,679
Panamanian Republic 7.875% 3/1/2057		2,695,000	3,039,623
Panamanian Republic 8% 3/1/2038		2,860,000	3,261,232
TOTAL PANAMA			17,851,754
PARAGUAY - 0.6%
Republic of Paraguay 2.739% 1/29/2033 (d)		2,485,000	2,196,740
Republic of Paraguay 4.95% 4/28/2031 (d)		5,285,000	5,337,850
Republic of Paraguay 5.4% 3/30/2050 (d)		2,220,000	2,043,510
Republic of Paraguay 6% 2/9/2036 (d)		1,860,000	1,975,320
Republic of Paraguay 6.65% 3/4/2055 (d)		1,675,000	1,784,294
TOTAL PARAGUAY			13,337,714
PERU - 0.6%
Peruvian Republic 2.783% 1/23/2031		6,570,000	6,059,183
Peruvian Republic 3% 1/15/2034		4,535,000	3,934,113
Peruvian Republic 3.3% 3/11/2041		4,050,000	3,146,849
TOTAL PERU			13,140,145
PHILIPPINES - 0.7%
Philippine Republic 2.65% 12/10/2045		3,325,000	2,237,309
Philippine Republic 2.95% 5/5/2045		1,655,000	1,184,980
Philippine Republic 5.5% 1/17/2048		1,885,000	1,926,234
Philippine Republic 5.6% 5/14/2049		2,820,000	2,890,148
Philippine Republic 5.609% 4/13/2033		3,005,000	3,220,038
Philippine Republic 5.95% 10/13/2047		4,915,000	5,282,089
TOTAL PHILIPPINES			16,740,798
POLAND - 0.7%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (d)		1,780,000	1,836,729
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (d)		1,630,000	1,727,213
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (d)		4,670,000	4,854,418
Republic of Poland 5.5% 3/18/2054		2,745,000	2,652,494
Republic of Poland 5.5% 4/4/2053		2,005,000	1,935,968
Republic of Poland 5.75% 11/16/2032		4,200,000	4,487,476
TOTAL POLAND			17,494,298
QATAR - 1.5%
State of Qatar 4.4% 4/16/2050 (d)		9,040,000	8,093,512
State of Qatar 4.625% 6/2/2046 (d)		5,790,000	5,402,823
State of Qatar 4.817% 3/14/2049 (d)		8,905,000	8,482,013
State of Qatar 5.103% 4/23/2048 (d)		9,945,000	9,864,446
State of Qatar 9.75% 6/15/2030 (d)		3,280,000	4,101,639
TOTAL QATAR			35,944,433
ROMANIA - 1.2%
Romanian Republic 3% 2/27/2027 (d)		2,536,000	2,474,198
Romanian Republic 3.625% 3/27/2032 (d)		4,866,000	4,330,740
Romanian Republic 4% 2/14/2051 (d)		3,005,000	2,001,690
Romanian Republic 5.75% 9/16/2030 (d)		3,532,000	3,598,225
Romanian Republic 6.625% 2/17/2028 (d)		2,190,000	2,275,979
Romanian Republic 6.85% 7/29/2030	RON	10,150,000	2,296,169
Romanian Republic 7.125% 1/17/2033 (d)		2,770,000	2,954,205
Romanian Republic 7.5% 2/10/2037 (d)		5,424,000	5,831,031
Romanian Republic 8% 4/29/2030	RON	9,700,000	2,291,483
TOTAL ROMANIA			28,053,720
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (d)		5,740,000	5,153,429
SAUDI ARABIA - 1.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (d)		7,350,000	6,296,194
Kingdom of Saudi Arabia 3.45% 2/2/2061 (d)		10,930,000	7,145,488
Kingdom of Saudi Arabia 3.75% 1/21/2055 (d)		5,025,000	3,619,570
Kingdom of Saudi Arabia 4.5% 10/26/2046 (d)		6,645,000	5,764,538
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)		2,345,000	1,928,762
Kingdom of Saudi Arabia 4.625% 10/4/2047 (d)		3,095,000	2,701,470
TOTAL SAUDI ARABIA			27,456,022
SENEGAL - 0.2%
Republic of Senegal 6.25% 5/23/2033 (d)		4,125,000	2,977,755
Republic of Senegal 6.75% 3/13/2048 (d)		1,125,000	697,950
TOTAL SENEGAL			3,675,705
SERBIA - 0.5%
Republic of Serbia 2.125% 12/1/2030 (d)		5,465,000	4,771,655
Republic of Serbia 6% 6/12/2034 (d)		2,000,000	2,083,000
Republic of Serbia 6.5% 9/26/2033 (d)		4,090,000	4,430,697
TOTAL SERBIA			11,285,352
SOUTH AFRICA - 0.9%
South African Republic 4.85% 9/27/2027		2,690,000	2,707,593
South African Republic 4.85% 9/30/2029		2,510,000	2,482,390
South African Republic 5% 10/12/2046		3,845,000	2,887,441
South African Republic 5.65% 9/27/2047		1,905,000	1,528,762
South African Republic 5.75% 9/30/2049		5,505,000	4,409,285
South African Republic 5.875% 4/20/2032		2,695,000	2,722,341
South African Republic 7.1% 11/19/2036 (d)		4,515,000	4,709,145
TOTAL SOUTH AFRICA			21,446,957
SRI LANKA - 0.6%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (d)(e)		2,146,499	2,013,416
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (d)(e)		6,821,315	5,852,688
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (d)(e)		2,945,437	2,617,021
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (d)(e)		1,472,098	1,300,599
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (d)(e)		831,112	606,296
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (d)		1,557,986	1,492,551
TOTAL SRI LANKA			13,882,571
TURKEY - 3.9%
Turkish Republic 26.2% 10/5/2033	TRY	60,465,000	1,341,029
Turkish Republic 32.6% 2/10/2027	TRY	90,445,000	2,085,071
Turkish Republic 4.25% 4/14/2026		8,290,000	8,279,638
Turkish Republic 4.75% 1/26/2026		10,535,000	10,541,584
Turkish Republic 4.875% 10/9/2026		4,395,000	4,414,338
Turkish Republic 4.875% 4/16/2043		8,580,000	6,370,650
Turkish Republic 5.125% 2/17/2028		2,805,000	2,799,741
Turkish Republic 5.25% 3/13/2030		2,085,000	2,033,918
Turkish Republic 5.75% 5/11/2047		2,745,000	2,176,785
Turkish Republic 6% 1/14/2041		8,310,000	7,253,072
Turkish Republic 6% 3/25/2027		1,900,000	1,929,925
Turkish Republic 6.625% 2/17/2045		3,000,000	2,688,385
Turkish Republic 6.95% 9/16/2035		2,415,000	2,430,994
Turkish Republic 7.125% 2/12/2032		3,615,000	3,737,006
Turkish Republic 7.25% 5/29/2032		1,115,000	1,160,714
Turkish Republic 7.625% 5/15/2034		4,200,000	4,450,572
Turkish Republic 9.125% 7/13/2030		2,030,000	2,294,915
Turkish Republic 9.375% 1/19/2033		8,105,000	9,386,644
Turkish Republic 9.375% 3/14/2029		4,750,000	5,294,564
Turkish Republic 9.875% 1/15/2028		9,925,000	10,895,764
TOTAL TURKEY			91,565,309
UKRAINE - 0.8%
Ukraine Government 0% 2/1/2030 (d)(e)		1,084,343	567,654
Ukraine Government 0% 2/1/2034 (d)(e)		4,052,025	1,671,460
Ukraine Government 0% 2/1/2035 (d)(e)		4,669,246	2,252,911
Ukraine Government 0% 2/1/2036 (d)(e)		2,853,538	1,373,979
Ukraine Government 0% 8/1/2041 (b)(d)		3,920,000	3,112,480
Ukraine Government 4.5% 2/1/2029 (d)(e)		4,348,798	2,957,183
Ukraine Government 4.5% 2/1/2034 (d)(e)		6,075,034	3,386,831
Ukraine Government 4.5% 2/1/2035 (d)(e)		4,463,092	2,448,006
Ukraine Government 4.5% 2/1/2036 (d)(e)		3,088,793	1,671,037
TOTAL UKRAINE			19,441,541
UNITED ARAB EMIRATES - 1.6%
Emirate of Abu Dhabi 3% 9/15/2051 (d)		4,675,000	3,249,125
Emirate of Abu Dhabi 3.125% 9/30/2049 (d)		21,570,000	15,605,571
Emirate of Abu Dhabi 3.875% 4/16/2050 (d)		6,905,000	5,637,933
Emirate of Abu Dhabi 5.5% 4/30/2054 (d)		3,745,000	3,907,439
Emirate of Dubai 3.9% 9/9/2050 (c)		7,735,000	5,851,992
Emirate of Dubai 5.25% 1/30/2043 (c)		3,180,000	3,156,150
TOTAL UNITED ARAB EMIRATES			37,408,210
URUGUAY - 0.4%
Uruguay Republic 5.1% 6/18/2050		7,425,000	7,035,188
Uruguay Republic 5.75% 10/28/2034		2,875,000	3,083,437
TOTAL URUGUAY			10,118,625
UZBEKISTAN - 0.1%
Republic of Uzbekistan 3.7% 11/25/2030 (d)		1,300,000	1,199,016
Republic of Uzbekistan 3.9% 10/19/2031 (d)		1,855,000	1,701,963
TOTAL UZBEKISTAN			2,900,979
VENEZUELA - 0.5%
Venezuela Republic 11.95% (c)(g)		13,520,000	3,177,200
Venezuela Republic 12.75% (c)(g)		2,600,000	599,170
Venezuela Republic 9.25% (g)		31,105,000	7,496,305
TOTAL VENEZUELA			11,272,675
ZAMBIA - 0.2%
Republic of Zambia 0.5% 12/31/2053 (d)		6,969,768	4,712,400
Republic of Zambia 5.75% 6/30/2033 (d)(e)		636,410	607,402
TOTAL ZAMBIA			5,319,802
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,057,093,368)			1,024,935,363

Non-Convertible Corporate Bonds - 42.3%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Tecpetrol SA 7.625% 1/22/2033 (d)		2,440,000	2,479,406
YPF SA 8.25% 1/17/2034 (d)		2,445,000	2,358,203

TOTAL ARGENTINA			4,837,609
AZERBAIJAN - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (d)		7,635,000	7,700,508
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (c)		2,515,000	2,686,372

TOTAL AZERBAIJAN			10,386,880
BAHRAIN - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Bapco Energies BSC Closed 7.5% 10/25/2027 (d)		5,740,000	5,941,359
Bapco Energies BSC Closed 8.375% 11/7/2028 (d)		1,985,000	2,141,041

TOTAL BAHRAIN			8,082,400
BRAZIL - 4.3%
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.4%
Minerva Luxembourg SA 8.875% 9/13/2033 (d)		3,080,000	3,382,205
NBM US Holdings Inc 6.625% 8/6/2029 (d)		6,505,000	6,581,239
			9,963,444
Food Products - 0.2%
Marb Bondco PLC 3.95% 1/29/2031 (d)		3,925,000	3,594,829
TOTAL CONSUMER STAPLES			13,558,273

Energy - 0.9%
Energy Equipment & Services - 0.5%
Guara Norte Sarl 5.198% 6/15/2034 (d)		4,152,607	4,042,563
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		6,362,369	7,077,929
			11,120,492
Oil, Gas & Consumable Fuels - 0.4%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (d)		9,099,283	7,798,086
PRIO Luxembourg Holding Sarl 6.125% 6/9/2026 (d)		2,225,000	2,225,000
			10,023,086
TOTAL ENERGY			21,143,578

Financials - 0.1%
Financial Services - 0.1%
Cosan Luxembourg SA 7.25% 6/27/2031 (d)		2,870,000	2,978,773
Industrials - 0.2%
Marine Transportation - 0.1%
Yinson Bergenia Production BV 8.498% 1/31/2045 (d)		1,620,000	1,737,045
Passenger Airlines - 0.1%
Azul Secured Finance LLP 11.5% (g)		4,571,466	45,715
Azul Secured Finance LLP 11.93% (g)		5,967,782	1,821,964
			1,867,679
TOTAL INDUSTRIALS			3,604,724

Materials - 2.5%
Chemicals - 0.3%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)		2,860,000	1,043,900
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)		5,330,000	2,078,700
Braskem Netherlands Finance BV 8% 10/15/2034 (d)		2,095,000	785,625
Braskem Netherlands Finance BV 8.5% 1/12/2031 (d)		5,705,000	2,260,321
			6,168,546
Metals & Mining - 1.5%
CSN Inova Ventures 6.75% 1/28/2028 (d)		4,745,000	4,614,513
CSN Resources SA 5.875% 4/8/2032 (d)		3,790,000	3,221,500
CSN Resources SA 8.875% 12/5/2030 (d)		1,575,000	1,590,750
Nexa Resources SA 6.6% 4/8/2037 (d)		2,235,000	2,298,364
Nexa Resources SA 6.75% 4/9/2034 (d)		1,420,000	1,505,200
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(d)		12,691,891	12,755,351
Usiminas International Sarl 7.5% 1/27/2032 (d)		5,445,000	5,594,907
Vale Overseas Ltd 6.4% 6/28/2054		4,850,000	4,977,458
			36,558,043
Paper & Forest Products - 0.7%
LD Celulose International GmbH 7.95% 1/26/2032 (d)		3,055,000	3,226,080
Suzano Austria GmbH 3.75% 1/15/2031		2,340,000	2,214,225
Suzano Austria GmbH 5% 1/15/2030		6,900,000	6,929,304
Suzano Netherlands BV 5.5% 1/15/2036		4,355,000	4,359,355
			16,728,964
TOTAL MATERIALS			59,455,553

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (d)		1,740,000	1,839,267
TOTAL BRAZIL			102,580,168
CANADA - 0.2%
Financials - 0.2%
Insurance - 0.2%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (d)		3,595,000	3,576,666
CHILE - 2.5%
Communication Services - 0.5%
Media - 0.1%
VTR Finance NV 6.375% 7/15/2028 (d)		3,510,000	3,424,532
Wireless Telecommunication Services - 0.4%
VTR Comunicaciones SpA 5.125% 1/15/2028 (d)		7,560,000	7,330,176
TOTAL COMMUNICATION SERVICES			10,754,708

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)		1,885,000	1,975,122
Empresa Nacional del Petroleo 6.15% 5/10/2033 (d)		1,195,000	1,265,577
			3,240,699
Materials - 1.8%
Metals & Mining - 1.6%
Antofagasta PLC 2.375% 10/14/2030 (d)		7,745,000	6,990,327
Antofagasta PLC 5.625% 9/9/2035 (d)		1,500,000	1,531,275
Antofagasta PLC 5.625% 5/13/2032 (d)		2,640,000	2,732,400
Corp Nacional del Cobre de Chile 3% 9/30/2029 (d)		1,175,000	1,108,612
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (d)		3,075,000	2,918,175
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (d)		7,190,000	5,076,140
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (d)		2,775,000	2,777,831
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (d)		2,985,000	3,124,549
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (d)		2,750,000	2,816,000
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (d)		1,755,000	1,869,372
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		1,925,000	2,080,925
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (d)		2,230,000	2,386,992
			35,412,598
Paper & Forest Products - 0.2%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (d)		2,130,000	2,215,998
Inversiones CMPC SA 3% 4/6/2031 (d)		2,340,000	2,101,320
Inversiones CMPC SA 6.7% 12/9/2057 (b)(d)		1,535,000	1,571,042
			5,888,360
TOTAL MATERIALS			41,300,958

Utilities - 0.1%
Electric Utilities - 0.1%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (d)		1,715,521	1,758,409
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (d)		1,566,250	1,644,077
			3,402,486
TOTAL CHILE			58,698,851
CHINA - 1.5%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Tencent Holdings Ltd 1.81% 1/26/2026 (d)		2,605,000	2,584,030
Tencent Holdings Ltd 2.39% 6/3/2030 (d)		5,400,000	5,024,789
Tencent Holdings Ltd 3.975% 4/11/2029 (d)		1,960,000	1,956,844
			9,565,663
Consumer Discretionary - 0.9%
Broadline Retail - 0.8%
JD.com Inc 3.375% 1/14/2030		3,740,000	3,620,881
Prosus NV 3.061% 7/13/2031 (d)		1,850,000	1,675,869
Prosus NV 3.68% 1/21/2030 (d)		4,055,000	3,892,800
Prosus NV 4.027% 8/3/2050 (d)		6,570,000	4,603,139
Prosus NV 4.193% 1/19/2032 (d)		2,955,000	2,837,864
			16,630,553
Hotels, Restaurants & Leisure - 0.1%
Meituan 4.625% 10/2/2029 (d)		2,635,000	2,640,012
TOTAL CONSUMER DISCRETIONARY			19,270,565

Utilities - 0.2%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (d)		5,425,000	5,439,213
TOTAL CHINA			34,275,441
COLOMBIA - 2.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (d)		8,020,000	7,383,693
Energy - 1.6%
Energy Equipment & Services - 0.2%
Oleoducto Central SA 4% 7/14/2027 (d)		4,675,000	4,589,214
Oil, Gas & Consumable Fuels - 1.4%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		2,525,000	863,272
Ecopetrol SA 4.625% 11/2/2031		3,870,000	3,474,099
Ecopetrol SA 8.375% 1/19/2036		2,790,000	2,880,675
Ecopetrol SA 8.875% 1/13/2033		11,470,000	12,443,230
Geopark Ltd 5.5% 1/17/2027 (d)		4,900,000	4,630,500
Geopark Ltd 8.75% 1/31/2030 (d)		4,080,000	3,723,000
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		5,380,000	4,532,650
			32,547,426
TOTAL ENERGY			37,136,640

Financials - 0.1%
Banks - 0.1%
Bancolombia SA 8.625% 12/24/2034 (b)		2,800,000	3,024,000
Materials - 0.2%
Metals & Mining - 0.2%
Aris Mining Corp 8% 10/31/2029 (d)		5,490,000	5,707,843
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)		10,370,000	9,644,100
Termocandelaria Power SA 7.75% 9/17/2031 (d)		3,845,000	4,018,025
			13,662,125
TOTAL COLOMBIA			66,914,301
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (d)		3,700,000	3,821,416
COSTA RICA - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (d)		4,075,000	4,343,950
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 7% 5/28/2030 (d)		4,245,000	4,375,024
CZECH REPUBLIC - 0.2%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Czechoslovak Group AS 5.25% 1/10/2031 (d)	EUR	1,050,000	1,282,063
Czechoslovak Group AS 6.5% 1/10/2031 (d)		2,730,000	2,813,265

TOTAL CZECH REPUBLIC			4,095,328
DOMINICAN REPUBLIC - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (d)		2,840,000	2,982,000
GEORGIA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Silk Road Group Holding LLC 7.5% 9/15/2030 (d)		2,985,000	2,998,059
GHANA - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		1,360,000	1,194,678
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		10,990,000	8,453,234
Tullow Oil PLC 10.25% 5/15/2026 (d)		7,415,000	6,302,750

TOTAL GHANA			15,950,662
GUATEMALA - 1.1%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
CT Trust 5.125% 2/3/2032 (d)		7,360,000	7,040,282
Millicom International Cellular SA 4.5% 4/27/2031 (d)		3,345,000	3,151,692
Millicom International Cellular SA 7.375% 4/2/2032 (d)		2,545,000	2,653,799
			12,845,773
Consumer Staples - 0.2%
Beverages - 0.2%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (d)		5,695,000	5,632,355
Utilities - 0.4%
Electric Utilities - 0.1%
Energuate Trust 2 0 6.35% 9/15/2035 (d)		3,265,000	3,289,298
Independent Power and Renewable Electricity Producers - 0.3%
Investment Energy Resources Ltd 6.25% 4/26/2029 (d)		5,270,000	5,229,158
TOTAL UTILITIES			8,518,456

TOTAL GUATEMALA			26,996,584
HUNGARY - 0.2%
Financials - 0.2%
Banks - 0.2%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (d)		1,825,000	1,886,594
OTP Bank Nyrt 8.75% 5/15/2033 (b)(c)		2,150,000	2,311,250
			4,197,844
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (c)		1,345,000	1,425,700
TOTAL HUNGARY			5,623,544
INDIA - 0.5%
Financials - 0.1%
Consumer Finance - 0.1%
Shriram Finance Ltd 6.625% 4/22/2027 (d)		2,175,000	2,221,218
Health Care - 0.1%
Biotechnology - 0.1%
Biocon Biologics Global PLC 6.67% 10/9/2029 (d)		2,405,000	2,336,936
Information Technology - 0.3%
IT Services - 0.3%
CA Magnum Holdings 5.375% 10/31/2026 (d)		6,365,000	6,333,971
TOTAL INDIA			10,892,125
INDONESIA - 1.4%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (d)		6,620,000	6,682,890
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (d)		5,210,000	5,444,450
Pertamina Persero PT 4.175% 1/21/2050 (d)		3,850,000	3,017,438
			15,144,778
Materials - 0.7%
Metals & Mining - 0.7%
Freeport Indonesia PT 4.763% 4/14/2027 (d)		2,350,000	2,354,700
Freeport Indonesia PT 5.315% 4/14/2032 (d)		3,980,000	4,031,740
Freeport Indonesia PT 6.2% 4/14/2052 (d)		2,720,000	2,782,560
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (d)		6,445,000	6,644,795
			15,813,795
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (d)		1,940,000	1,968,493
TOTAL INDONESIA			32,927,066
ISRAEL - 1.0%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energean PLC 6.5% 4/30/2027 (d)		5,725,000	5,689,219
Leviathan Bond Ltd 6.5% 6/30/2027 (c)(d)		3,805,000	3,813,561
Leviathan Bond Ltd 6.75% 6/30/2030 (c)(d)		1,930,000	1,934,825
			11,437,605
Health Care - 0.4%
Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		2,895,000	2,890,949
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		5,240,000	5,718,632
			8,609,581
Utilities - 0.1%
Electric Utilities - 0.1%
Israel Electric Corp Ltd 3.75% 2/22/2032 (c)(d)		3,070,000	2,839,729
TOTAL ISRAEL			22,886,915
JAMAICA - 0.2%
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (d)		2,020,000	2,082,620
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (d)		1,600,000	1,636,000

TOTAL JAMAICA			3,718,620
KAZAKHSTAN - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		3,745,000	3,372,859
KazMunayGas National Co JSC 5.375% 4/24/2030 (d)		685,000	702,940
KazMunayGas National Co JSC 5.75% 4/19/2047 (d)		1,885,000	1,756,481
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (d)		4,695,000	4,301,794

TOTAL KAZAKHSTAN			10,134,074
KOREA (SOUTH) - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
POSCO 5.75% 1/17/2028 (d)		2,950,000	3,043,979
POSCO 5.875% 1/17/2033 (d)		1,750,000	1,850,732

TOTAL KOREA (SOUTH)			4,894,711
KUWAIT - 0.1%
Materials - 0.1%
Chemicals - 0.1%
MEGlobal BV 2.625% 4/28/2028 (d)		2,960,000	2,823,100
MALAYSIA - 0.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (d)		5,185,000	4,775,680
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petronas Capital Ltd 3.404% 4/28/2061 (d)		4,990,000	3,436,563
Petronas Capital Ltd 3.5% 4/21/2030 (d)		2,515,000	2,446,114
			5,882,677
Industrials - 0.2%
Marine Transportation - 0.2%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (d)		5,890,000	5,829,804
TOTAL MALAYSIA			16,488,161
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)		2,650,000	2,712,938
MEXICO - 6.1%
Communication Services - 0.3%
Media - 0.3%
TV Azteca SAB de CV 8.25% (c)(g)		19,500,000	6,866,925
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Metalsa Sapi De Cv 3.75% 5/4/2031 (d)		4,945,000	4,342,303
Consumer Staples - 0.2%
Food Products - 0.2%
Gruma SAB de CV 5.761% 12/9/2054 (d)		4,510,000	4,490,291
Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
FEL Energy VI SARL 5.75% 12/1/2040 (d)		2,671,080	2,613,651
Petroleos Mexicanos 6.5% 6/2/2041		2,000,000	1,742,900
Petroleos Mexicanos 6.625% 6/15/2035		21,045,000	20,079,455
Petroleos Mexicanos 6.7% 2/16/2032		11,627,000	11,525,264
Petroleos Mexicanos 6.75% 9/21/2047		8,402,000	6,951,815
Petroleos Mexicanos 6.875% 8/4/2026		4,835,000	4,888,959
Petroleos Mexicanos 6.95% 1/28/2060		3,325,000	2,741,296
Petroleos Mexicanos 7.69% 1/23/2050		36,739,000	33,412,284
			83,955,624
Financials - 0.6%
Banks - 0.2%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (d)		4,125,000	4,243,594
Capital Markets - 0.4%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (d)		9,450,000	9,596,475
TOTAL FINANCIALS			13,840,069

Materials - 0.6%
Chemicals - 0.5%
Braskem Idesa SAPI 7.45% 11/15/2029 (d)		3,750,000	2,287,500
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (d)		3,435,000	2,941,219
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (d)		6,370,000	6,623,239
			11,851,958
Metals & Mining - 0.1%
Fresnillo PLC 4.25% 10/2/2050 (d)		3,785,000	2,988,144
TOTAL MATERIALS			14,840,102

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (d)		3,360,000	3,387,888
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (d)		4,686,031	5,050,370
Saavi Energia Sarl 8.875% 2/10/2035 (d)		7,065,000	7,621,016
			12,671,386
TOTAL MEXICO			144,394,588
MOROCCO - 0.7%
Materials - 0.7%
Chemicals - 0.7%
OCP SA 3.75% 6/23/2031 (d)		3,820,000	3,586,025
OCP SA 5.125% 6/23/2051 (d)		2,190,000	1,822,364
OCP SA 6.1% 4/30/2030 (d)		2,660,000	2,786,350
OCP SA 6.75% 5/2/2034 (d)		2,485,000	2,705,544
OCP SA 6.875% 4/25/2044 (d)		3,920,000	4,092,637
OCP SA 7.5% 5/2/2054 (d)		1,890,000	2,097,314

TOTAL MOROCCO			17,090,234
NIGERIA - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
IHS Holding Ltd 5.625% 11/29/2026 (d)		1,679,000	1,658,013
IHS Holding Ltd 7.875% 5/29/2030 (d)		4,425,000	4,571,600
			6,229,613
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SEPLAT Energy PLC 9.125% 3/21/2030 (d)		2,650,000	2,719,563
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)		1,213,394	1,216,426
TOTAL NIGERIA			10,165,602
PANAMA - 0.9%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		5,075,000	5,141,102
Media - 0.4%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (d)		9,720,000	9,279,198
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		4,485,000	4,690,238
TOTAL COMMUNICATION SERVICES			19,110,538

Financials - 0.0%
Financial Services - 0.0%
SPARC EM SPC 0% (d)(f)		132,705	132,533
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)		2,115,000	1,679,442
TOTAL PANAMA			20,922,513
PARAGUAY - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (d)		2,031,000	2,022,876
PERU - 1.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Camposol SA 6% 2/3/2027 (d)		3,128,000	3,079,125
Financials - 0.2%
Banks - 0.2%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(d)		4,525,000	4,599,979
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Auna SA 10% 12/18/2029 (d)		6,314,200	6,630,541
Materials - 0.4%
Metals & Mining - 0.4%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (d)		3,495,000	3,611,733
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		4,595,000	4,766,394
			8,378,127
Utilities - 0.3%
Electric Utilities - 0.1%
Kallpa Generacion SA 5.5% 9/11/2035 (d)		2,285,000	2,305,336
Independent Power and Renewable Electricity Producers - 0.2%
Niagara Energy SAC 5.746% 10/3/2034 (d)		4,645,000	4,760,568
TOTAL UTILITIES			7,065,904

TOTAL PERU			29,753,676
POLAND - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA 6% 1/30/2035 (d)		4,475,000	4,678,998
QATAR - 1.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (d)		4,095,000	3,757,163
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
QatarEnergy 1.375% 9/12/2026 (d)		8,475,000	8,240,412
QatarEnergy 2.25% 7/12/2031 (d)		13,045,000	11,715,454
QatarEnergy 3.125% 7/12/2041 (d)		12,920,000	9,934,576
QatarEnergy 3.3% 7/12/2051 (d)		9,635,000	6,796,287
			36,686,729
TOTAL QATAR			40,443,892
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (c)(g)(h)		4,020,000	200,999
SAUDI ARABIA - 4.5%
Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (d)		13,478,196	12,435,658
Saudi Arabian Oil Co 2.25% 11/24/2030 (d)		10,775,000	9,744,695
Saudi Arabian Oil Co 3.25% 11/24/2050 (d)		8,390,000	5,734,229
Saudi Arabian Oil Co 3.5% 11/24/2070 (d)		3,270,000	2,114,840
Saudi Arabian Oil Co 3.5% 4/16/2029 (d)		13,480,000	13,159,850
Saudi Arabian Oil Co 4.25% 4/16/2039 (d)		14,945,000	13,548,913
Saudi Arabian Oil Co 4.375% 4/16/2049 (d)		2,280,000	1,915,291
Saudi Arabian Oil Co 5.875% 7/17/2064 (d)		1,590,000	1,562,572
Saudi Arabian Oil Co 6.375% 6/2/2055 (c)		5,720,000	6,103,240
			66,319,288
Financials - 0.4%
Financial Services - 0.4%
Gaci First Investment Co 5% 10/13/2027 (c)		6,020,000	6,090,735
Gaci First Investment Co 5.25% 10/13/2032 (c)		2,155,000	2,234,735
			8,325,470
Industrials - 0.9%
Construction & Engineering - 0.9%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (d)		4,800,000	5,035,296
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		3,605,000	3,787,269
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (d)		9,650,000	10,335,150
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (d)		2,955,000	3,196,955
			22,354,670
Materials - 0.2%
Chemicals - 0.2%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (d)		5,570,000	5,751,136
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (c)		3,530,000	3,590,010
TOTAL SAUDI ARABIA			106,340,574
SERBIA - 0.2%
Consumer Discretionary - 0.2%
Distributors - 0.2%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (d)		4,370,000	4,432,555
SOUTH AFRICA - 1.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.4%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		8,595,000	7,458,741
Wireless Telecommunication Services - 0.1%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (d)		3,485,000	3,523,126
TOTAL COMMUNICATION SERVICES			10,981,867

Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (d)		1,985,000	2,092,428
Materials - 0.6%
Chemicals - 0.5%
Sasol Financing USA LLC 4.375% 9/18/2026		6,835,000	6,797,409
Sasol Financing USA LLC 5.5% 3/18/2031		2,355,000	2,073,216
Sasol Financing USA LLC 8.75% 5/3/2029 (d)		2,035,000	2,111,009
			10,981,634
Metals & Mining - 0.1%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (d)		3,165,000	3,292,458
TOTAL MATERIALS			14,274,092

Utilities - 0.5%
Electric Utilities - 0.5%
Eskom Holdings 6.35% 8/10/2028 (d)		5,840,000	6,006,674
Eskom Holdings 8.45% 8/10/2028 (d)		4,430,000	4,741,473
			10,748,147
TOTAL SOUTH AFRICA			38,096,534
THAILAND - 0.1%
Financials - 0.1%
Financial Services - 0.1%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (d)		2,530,000	1,749,293
TURKEY - 0.4%
Financials - 0.3%
Banks - 0.3%
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (d)		3,410,000	3,478,200
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (d)		2,875,000	3,016,968
			6,495,168
Industrials - 0.1%
Transportation Infrastructure - 0.1%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (d)		1,790,000	1,872,787
TOTAL TURKEY			8,367,955
UKRAINE - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (d)		2,749,604	2,151,565
UNITED ARAB EMIRATES - 3.2%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (d)		3,530,000	3,344,675
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (d)		4,251,075	3,864,440
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (d)		10,925,000	9,600,344
			16,809,459
Financials - 1.1%
Financial Services - 1.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (d)		4,430,000	4,340,027
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (d)		2,220,000	2,351,912
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (d)		5,770,000	5,494,136
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (d)		2,925,000	2,888,438
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (d)		3,770,000	3,536,750
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (d)		2,985,000	3,178,727
Sobha Sukuk Ltd 8.75% 7/17/2028 (c)		2,220,000	2,316,814
			24,106,804
Industrials - 0.3%
Transportation Infrastructure - 0.3%
DP World Crescent Ltd 3.7495% 1/30/2030 (d)		4,165,000	4,042,652
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (d)		4,230,000	4,155,975
			8,198,627
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(c)		3,370,000	3,530,075
Alpha Star Holding IX Ltd 7% 8/26/2028 (c)		3,565,000	3,652,343
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (c)		2,320,000	2,407,725
			9,590,143
Utilities - 0.7%
Multi-Utilities - 0.7%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (d)		4,655,000	3,760,367
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (d)		2,970,000	2,991,755
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (d)		3,320,000	3,353,266
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (d)		4,420,000	4,363,645
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (d)		2,020,000	2,081,570
			16,550,603
TOTAL UNITED ARAB EMIRATES			75,255,636
UNITED KINGDOM - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (d)(g)(h)		5,060,000	725,402
UZBEKISTAN - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (d)		1,335,000	1,387,733
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (d)		4,610,000	4,840,500
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (d)		2,195,000	2,343,799
Navoiyuran State Enterprise 6.7% 7/2/2030 (d)		3,435,000	3,460,762

TOTAL UZBEKISTAN			12,032,794
VENEZUELA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleos de Venezuela SA 12.75% (d)(g)		1,258,333	230,118
Petroleos de Venezuela SA 5.375% (c)(g)		4,800,000	768,000
Petroleos de Venezuela SA 5.5% (c)(g)		315,000	50,368
Petroleos de Venezuela SA 6% (d)(g)		11,650,000	1,863,068
Petroleos de Venezuela SA 6% (d)(g)		9,300,000	1,490,325
Petroleos de Venezuela SA 9.75% (d)(g)		1,265,000	227,068

TOTAL VENEZUELA			4,628,947
VIETNAM - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (d)		3,421,883	3,383,387
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 7.25% 2/15/2034 (d)		4,335,000	4,482,186
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,054,324,225)			999,336,799

Preferred Securities - 3.1%
	Principal Amount (a)	Value ($)
BRAZIL - 0.5%
Consumer Staples - 0.2%
Food Products - 0.2%
Cosan Overseas Ltd 8.25% (c)(i)	4,346,000	4,436,303
Financials - 0.3%
Banks - 0.3%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(d)(i)(j)	7,155,000	7,426,130
TOTAL BRAZIL		11,862,433
CHILE - 0.4%
Financials - 0.4%
Banks - 0.4%
Banco de Credito e Inversiones SA 7.5% (b)(d)(i)	2,755,000	2,904,628
Banco de Credito e Inversiones SA 8.75% (b)(d)(i)	2,785,000	3,050,521
Banco del Estado de Chile 7.95% (b)(d)(i)	2,485,000	2,740,550

TOTAL CHILE		8,695,699
HONG KONG - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
CAS Capital No 1 Ltd 4% (b)(c)(i)	6,695,000	6,679,958
INDIA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Network i2i Ltd 3.975% (b)(d)(i)	2,535,000	2,549,026
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(d)(i)	2,490,000	2,448,029
MEXICO - 1.4%
Financials - 0.7%
Banks - 0.7%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(d)(i)	7,260,000	7,579,912
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(d)(i)	1,905,000	2,027,031
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (b)(d)	2,615,000	2,597,368
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (b)(d)	2,930,000	3,316,760
		15,521,071
Materials - 0.7%
Construction Materials - 0.7%
Cemex SAB de CV 5.125% (b)(d)(i)	12,205,000	12,202,026
Cemex SAB de CV 7.2% (b)(d)(i)	4,360,000	4,541,275
		16,743,301
TOTAL MEXICO		32,264,372
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC loan participation 5 year U.S. Treasury Index + 4.572%, 6.95% (b)(c)(g)(h)(i)(j)	982,000	49,100
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(d)(g)(h)(i)	2,960,000	148,000

TOTAL RUSSIA		197,100
SAUDI ARABIA - 0.1%
Financials - 0.1%
Banks - 0.1%
NCB Tier 1 Sukuk Ltd 3.5% (b)(c)(i)	3,150,000	3,090,338
UNITED ARAB EMIRATES - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
DP World Salaam 6% (b)(c)(i)	6,000,000	6,091,080
TOTAL PREFERRED SECURITIES (Cost $75,068,349)		73,878,035

U.S. Treasury Obligations - 3.3%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	3.12	6,190,000	4,417,145
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	14,357,000	12,061,002
US Treasury Bonds 3.625% 2/15/2053	3.92 to 5.06	14,989,000	12,392,273
US Treasury Notes 2.875% 5/15/2032 (l)(m)	2.91 to 2.95	10,848,000	10,198,815
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.33	9,396,000	9,357,462
US Treasury Notes 3.75% 5/31/2030	3.84	1,994,000	1,995,401
US Treasury Notes 4% 2/28/2030	3.40	4,819,000	4,874,908
US Treasury Notes 4.125% 3/31/2031	4.66	7,644,000	7,767,618
US Treasury Notes 4.625% 2/15/2035	4.27 to 4.31	11,046,000	11,480,319
US Treasury Notes 4.625% 9/30/2030	5.00	3,851,000	4,002,934
TOTAL U.S. TREASURY OBLIGATIONS (Cost $83,626,795)			78,547,877

Money Market Funds - 6.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $150,802,781)	4.21	150,773,118	150,803,273

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $2,424,149,209)	2,331,144,963
NET OTHER ASSETS (LIABILITIES) - 1.4%	32,501,861
NET ASSETS - 100.0%	2,363,646,824

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	906	12/19/2025	101,910,844	547,373	547,373

The notional amount of futures purchased as a percentage of Net Assets is 4.3%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX EMIG CDSI Series 44 Index	12/20/2030	ICE	(1%)	Quarterly	22,810,000	318	0	318

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(4)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
7.45%	Monthly	28D TIIE(3)	Monthly	CME	8/8/2026	MXN	42,000,000	6,732	0	6,732

(1)Swaps with CME Group (CME) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Represents floating rate.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

Currency Abbreviations
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
NGN	-	Nigerian Naira
RON	-	Romanian Leu
TRY	-	New Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $92,313,634 or 3.9% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,432,560,594 or 60.6% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Zero coupon bond which is issued at a discount.
(g)	Non-income producing - Security is in default.
(h)	Level 3 security.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $413,669.
(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,807,920.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	134,807,909	325,666,283	309,670,855	4,569,007	(64)	-	150,803,273	150,773,118	0.3%
Total	134,807,909	325,666,283	309,670,855	4,569,007	(64)	-	150,803,273

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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